Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 40.44%
FFCB	0.30%	3-28-2024	$100,000	$ 95,977
FFCB	0.48	9-3-2024	70,000	66,381
FFCB	0.57	7-2-2024	180,000	172,241
FFCB	1.55	7-26-2030	700,000	615,772
FFCB	1.57	4-5-2028	590,000	537,378
FHLB	1.50	8-15-2024	10,000	9,768
FHLB	2.13	6-9-2023	70,000	69,944
FHLB	2.50	12-8-2023	750,000	750,814
FHLB	2.75	12-13-2024	10,000	10,010
FHLB	2.88	6-14-2024	430,000	432,371
FHLB	2.88	9-13-2024	60,000	60,262
FHLB	3.00	3-10-2028	10,000	9,973
FHLB	3.38	9-8-2023	30,000	30,400
FHLB	5.63	3-14-2036	10,000	12,288
FHLMC	0.25	11-6-2023	650,000	630,875
FHLMC	0.32	11-24-2023	50,000	48,408
FHLMC	0.62	12-1-2025	460,000	423,461
FHLMC	1.50	11-1-2035	876,060	809,640
FHLMC	1.50	6-1-2051	3,148,489	2,674,687
FHLMC	2.50	3-1-2032	1,687,824	1,661,961
FHLMC	2.50	2-1-2035	601,672	583,796
FHLMC	2.75	6-19-2023	220,000	221,427
FHLMC	3.00	2-1-2047	6,477,968	6,266,319
FHLMC	3.00	3-1-2048	46,613	44,860
FHLMC	3.00	6-1-2050	853,670	821,032
FHLMC	3.00	7-1-2050	2,183,799	2,103,556
FHLMC	3.00	8-1-2050	1,044,162	1,005,788
FHLMC	3.50	2-1-2044	5,196,405	5,190,580
FHLMC	3.50	4-1-2045	230,541	229,997
FHLMC	3.50	8-1-2047	1,861,914	1,850,555
FHLMC	5.50	7-15-2036	180,000	220,248
FHLMC	6.00	7-1-2040	1,291,046	1,419,527
FHLMC	6.75	3-15-2031	330,000	419,121
FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	50,000	50,335
FHLMC Series K034 Class A2 ±±	3.53	7-25-2023	60,000	60,512
FHLMC Series K035 Class A2 ±±	3.46	8-25-2023	55,000	55,431
FHLMC Series K048 Class A2 ±±	3.28	6-25-2025	215,000	216,059
FHLMC Series K062 Class A2	3.41	12-25-2026	750,000	756,073
FHLMC Series K063 Class A2 ±±	3.43	1-25-2027	45,000	45,396
FHLMC Series K070 Class A2 ±±	3.30	11-25-2027	425,000	425,599
FHLMC Series K152 Class A1	2.83	5-25-2030	283,920	279,156
FHLMC Series K152 Class A2	3.08	1-25-2031	125,000	121,855
FHLMC Series K153 Class A3 ±±	3.12	10-25-2031	70,000	67,848
FHLMC Series K155 Class A3	3.75	4-25-2033	40,000	40,524
FNMA	0.25	5-22-2023	330,000	323,959
FNMA	0.25	7-10-2023	390,000	381,607
FNMA	0.35	8-18-2023	210,000	204,859
FNMA	0.38	7-21-2025	400,000	371,395
FNMA	0.50	11-7-2025	280,000	258,951
FNMA	0.63	4-22-2025	650,000	611,465
FNMA %%	1.50	6-16-2037	2,475,000	2,284,058
FNMA	1.50	2-1-2052	703,494	597,762
FNMA %%	2.00	6-16-2037	2,810,000	2,655,011
FNMA	2.00	1-1-2041	817,001	738,027
See accompanying notes to portfolio of investments

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  1

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	2.00%	2-1-2042	$1,979,865	$ 1,793,102
FNMA %%	2.00	6-13-2052	35,625,000	31,597,705
FNMA	2.13	4-24-2026	180,000	175,641
FNMA	2.50	12-1-2027	308,815	303,894
FNMA	2.50	9-1-2031	1,094,309	1,076,816
FNMA	2.50	2-1-2035	798,610	774,883
FNMA	2.50	11-1-2050	3,289,646	3,053,014
FNMA	3.00	12-1-2026	1,137,048	1,137,301
FNMA	3.00	12-1-2030	248,547	248,607
FNMA	3.00	7-1-2032	1,260,930	1,258,131
FNMA	3.00	1-1-2034	142,898	141,915
FNMA	3.00	8-1-2036	102,262	100,773
FNMA	3.00	2-1-2037	1,650,861	1,635,295
FNMA	3.00	8-1-2043	1,178,674	1,145,796
FNMA	3.00	11-1-2046	1,334,697	1,298,039
FNMA	3.00	12-1-2047	662,603	637,687
FNMA	3.00	9-1-2050	4,068,112	3,911,016
FNMA	3.50	4-1-2034	1,524,049	1,541,551
FNMA	3.50	1-1-2035	88,636	89,773
FNMA	3.50	3-1-2036	934,528	944,197
FNMA	3.50	4-1-2037	407,351	407,560
FNMA	3.50	6-1-2042	257,439	256,942
FNMA	3.50	7-1-2042	380,839	380,105
FNMA	3.50	9-1-2043	823,384	821,793
FNMA	3.50	3-1-2048	245,896	244,050
FNMA	4.00	6-1-2042	3,968,973	4,063,325
FNMA	4.00	6-1-2042	307,752	315,109
FNMA	4.00	8-1-2043	1,819,007	1,862,260
FNMA	4.00	12-1-2047	1,093,324	1,110,733
FNMA	4.00	2-1-2048	1,460,140	1,501,477
FNMA	4.00	6-1-2048	263,916	267,288
FNMA	4.00	8-1-2048	181,983	183,836
FNMA	4.00	2-1-2050	452,758	456,023
FNMA	4.50	5-1-2040	176,663	184,225
FNMA	4.50	9-1-2040	4,256,906	4,438,432
FNMA	4.50	2-1-2047	1,233,029	1,274,557
FNMA	4.50	4-1-2048	362,147	373,654
FNMA	4.50	8-1-2048	19,895	20,288
FNMA	5.00	1-1-2042	148,943	159,378
FNMA	5.00	6-1-2045	666,922	709,922
FNMA	5.00	7-1-2045	909,752	968,580
FNMA	5.50	9-1-2040	1,280,271	1,383,705
FNMA	6.00	5-1-2041	77,392	84,982
FNMA	6.21	8-6-2038	60,000	78,471
FNMA	6.25	5-15-2029	100,000	120,081
FNMA	7.13	1-15-2030	250,000	317,917
FNMA	7.25	5-15-2030	130,000	167,263
FNMA	2.50	1-1-2052	16,867,403	15,548,523
FNMA Series 2016-M5 Class A2	2.47	4-25-2026	220,000	215,320
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	107,512	105,777
FNMA Series 2017-M1 Class A2 ±±	2.41	10-25-2026	225,872	218,141
FNMA Series 2017-M11 Class A2	2.98	8-25-2029	1,370,000	1,339,555
FNMA Series 2017-M5 Class A2 ±±	3.12	4-25-2029	65,107	64,669
FNMA Series 2018-M1 Class A2 ±±	2.99	12-25-2027	613,181	602,252
FNMA Series 2018-M13 Class A2 ±±	3.75	9-25-2030	80,836	82,854
See accompanying notes to portfolio of investments

2  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2019-M4 Class A2	3.61%	2-25-2031	$1,770,000	$ 1,775,714
FNMA Series 2019-M7 Class A2	3.14	4-25-2029	217,208	214,434
GNMA %%	2.00	6-21-2052	6,495,000	5,904,868
GNMA %%	2.50	6-21-2052	6,745,000	6,326,336
GNMA	3.00	4-20-2045	2,327,151	2,266,216
GNMA	3.00	11-20-2045	190,462	185,748
GNMA	3.00	3-20-2046	399,860	390,216
GNMA	3.00	12-20-2049	760,273	736,690
GNMA	3.00	10-20-2050	4,266,405	4,133,828
GNMA	3.50	2-20-2045	4,903,095	4,945,613
GNMA	3.50	6-20-2045	772,664	779,205
GNMA	3.50	11-20-2045	888,287	896,182
GNMA	3.50	7-20-2047	195,951	196,478
GNMA	3.50	5-20-2048	54,781	54,810
GNMA	4.00	7-20-2044	1,018,145	1,040,350
GNMA	4.00	8-20-2044	507,418	518,484
GNMA	4.00	9-20-2044	1,035,425	1,057,884
GNMA	4.00	12-20-2047	1,184,505	1,211,707
TVA	2.88	2-1-2027	35,000	34,926
TVA	4.63	9-15-2060	55,000	61,835
TVA	4.65	6-15-2035	9,000	9,817
TVA	5.38	4-1-2056	140,000	177,218
TVA	5.50	6-15-2038	30,000	35,270
TVA	5.88	4-1-2036	80,000	97,843
TVA	6.75	11-1-2025	120,000	135,339
Total Agency securities (Cost $170,476,447)				166,426,493
Asset-backed securities: 0.30%
CarMax Auto Owner Trust Series 2018-3 Class D	3.91	1-15-2025	80,000	80,274
Chase Issuance Trust Series 2012-A7 Class A7	2.16	9-15-2024	205,000	205,226
Citibank Credit Card Issuance Trust Series 2018-A3 Class A3	3.29	5-23-2025	180,000	181,189
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7	3.96	10-13-2030	130,000	133,606
Ford Credit Floorplan Master Owner Trust Series 2017-3 Class A	2.48	9-15-2024	50,000	50,085
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A	3.17	3-15-2025	100,000	100,249
Ford Credit Floorplan Master Owner Trust Series 2019-2 Class A	3.06	4-15-2026	65,000	64,595
Nissan Auto Receivables Owner Trust Series 2018-B Class A4	3.16	12-16-2024	131,102	131,462
Nissan Auto Receivables Owner Trust Series 2018-C Class A4	3.27	6-16-2025	155,000	155,459
Synchrony Credit Card Master Note Trust Series 2018-2 Class A	3.47	5-15-2026	105,000	105,817
World Omni Auto Receivables Trust Series 2018-D Class A4	3.44	12-16-2024	28,000	28,130
Total Asset-backed securities (Cost $1,244,823)				1,236,092
See accompanying notes to portfolio of investments

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  3

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 0.85%
California: 0.26%
Education revenue: 0.02%
California Series B	3.90%	11-1-2047	$15,000	$ 14,664
University of California Series AD	4.86	5-15-2112	70,000	68,493
				83,157
GO revenue: 0.13%
California Build America Bonds Taxable Various Purpose	1.75	11-1-2030	110,000	93,210
California Build America Bonds Taxable Various Purpose	7.35	11-1-2039	70,000	92,619
California Build America Bonds Taxable Various Purpose	7.50	4-1-2034	100,000	131,140
California Build America Bonds Taxable Various Purpose	7.60	11-1-2040	15,000	21,042
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	5,000	6,875
Los Angeles CA Unified School District Build America Bonds	5.75	7-1-2034	15,000	16,837
Los Angeles CA Unified School District Build America Bonds	5.76	7-1-2029	60,000	65,238
Los Angeles CA Unified School District Build America Bonds	6.76	7-1-2034	80,000	96,556
				523,517
Health revenue: 0.04%
University of California Series AD	3.26	5-15-2060	230,000	171,254
Transportation revenue: 0.05%
Bay Area CA Toll Authority Series 1	6.26	4-1-2049	100,000	129,588
Bay Area CA Toll Authority Series 1	6.92	4-1-2040	15,000	18,802
Bay Area CA Toll Authority Series 1	7.04	4-1-2050	60,000	80,628
				229,018
Utilities revenue: 0.02%
Los Angeles CA Department of Water & Power Build America Bonds Series D	6.57	7-1-2045	55,000	71,352
Florida: 0.04%
Miscellaneous revenue: 0.04%
Florida Board of Administrative Finance	2.15	7-1-2030	200,000	174,364
Georgia: 0.00%
Utilities revenue: 0.00%
Municipal Electric Authority of Georgia Build America Bonds	7.06	4-1-2057	10,000	11,810
Illinois: 0.09%
GO revenue: 0.02%
Illinois Taxable Pension	5.10	6-1-2033	50,000	50,966
Miscellaneous revenue: 0.01%
Illinois Build America Bonds Series 3	6.73	4-1-2035	45,000	48,473
Tax revenue: 0.06%
Chicago IL Transit Authority Series B	6.90	12-1-2040	210,000	254,227
See accompanying notes to portfolio of investments

4  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kansas: 0.00%
Miscellaneous revenue: 0.00%
Kansas Development Finance Authority Series H	4.93%	4-15-2045	$5,000	$ 5,302
Massachusetts: 0.04%
GO revenue: 0.04%
Massachusetts Build America Bonds Series A	4.91	5-1-2029	130,000	138,124
Massachusetts Build America Bonds Series D	4.50	8-1-2031	5,000	5,194
				143,318
New Jersey: 0.07%
Miscellaneous revenue: 0.03%
New Jersey EDA Series A (NPFGC Insured)	7.43	2-15-2029	95,000	107,822
Transportation revenue: 0.04%
New Jersey Transportation Trust	6.56	12-15-2040	60,000	69,769
New Jersey Turnpike Authority Build America Bonds Series A	7.10	1-1-2041	70,000	91,300
				161,069
New York: 0.14%
Airport revenue: 0.03%
Port Authority of New York & New Jersey Consolidated Bonds Series 201	4.23	10-15-2057	100,000	94,575
Port Authority of New York & New Jersey Consolidated Bonds Series 210	4.03	9-1-2048	50,000	46,274
				140,849
Tax revenue: 0.11%
New York Metropolitan Transportation Authority Dedicated Tax Fund Build America Bonds	7.34	11-15-2039	140,000	186,547
New York NY Transitional Finance Authority Build America Bonds Subseries B-1	5.57	11-1-2038	130,000	141,624
New York NY Transitional Finance Authority Build America Bonds Subseries C-2	5.77	8-1-2036	100,000	109,190
				437,361
Water & sewer revenue: 0.00%
New York NY Municipal Water Finance Authority Series AA	5.44	6-15-2043	10,000	11,713
Ohio: 0.05%
Education revenue: 0.00%
Ohio State University Build America Bonds	4.91	6-1-2040	5,000	5,446
Utilities revenue: 0.05%
American Municipal Power Ohio Incorporated Build America Bonds	5.94	2-15-2047	150,000	174,955
Oregon: 0.03%
Tax revenue: 0.03%
Oregon Department of Transportation Build America Bonds Series A	5.83	11-15-2034	50,000	57,854
Oregon Taxable Pension	5.76	6-1-2023	75,549	76,869
See accompanying notes to portfolio of investments

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  5

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
				134,723
Pennsylvania: 0.00%
Transportation revenue: 0.00%
Pennsylvania Turnpike Commission Series B	5.51%	12-1-2045	$5,000	$ 5,690
Texas: 0.11%
Airport revenue: 0.03%
Dallas Fort Worth TX International Airport Refunding Bonds Series 2021C	2.84	11-1-2046	170,000	134,485
GO revenue: 0.02%
Texas Transportation Commission	2.56	4-1-2042	90,000	73,346
Transportation revenue: 0.06%
Grand Parkway Transportation Corporation Series 2013E	5.18	10-1-2042	50,000	55,677
Northern Texas Tollway Authority	3.01	1-1-2043	200,000	158,839
Texas Private Activity Bond North Tarrant Express Managed Lanes Project Series B	3.92	12-31-2049	50,000	43,451
				257,967
Wisconsin: 0.02%
Tax revenue: 0.02%
Wisconsin General Fund Annual Appropriations Series C	3.15	5-1-2027	80,000	78,452
Total Municipal obligations (Cost $3,898,358)				3,490,636
Non-agency mortgage-backed securities: 1.34%
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	25,000	24,086
Benchmark Mortgage Trust Series 2018-B6 Class A4	4.26	10-10-2051	135,000	136,405
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	19,879
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	55,000	54,018
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±±	4.75	2-10-2049	40,000	39,283
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C ±±	4.75	2-10-2049	95,000	88,841
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class B	4.23	4-10-2049	110,000	105,786
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4	2.90	7-10-2049	135,000	129,517
Citigroup Commercial Mortgage Trust Series 2017-P8 Class AS ±±	3.79	9-15-2050	300,000	289,765
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4	4.41	11-10-2051	520,000	527,785
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	60,000	59,890
Commercial Mortgage Trust Series 2014-UBS5 Class C ±±	4.61	9-10-2047	195,000	188,024
Commercial Mortgage Trust Series 2014-UBS6 Class C ±±	4.44	12-10-2047	60,000	58,313
Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	60,000	58,900
Commercial Mortgage Trust Series 2016-COR1 Class C ±±	4.33	10-10-2049	65,000	61,838
Commercial Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	215,000	214,148
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9 Class AS	3.12	11-10-2045	40,000	40,012
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	265,000	266,282
See accompanying notes to portfolio of investments

6  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class B ±±	4.89%	1-10-2047	$80,000	$ 73,783
Goldman Sachs Mortgage Securities Trust Series 2014-GC26 Class A5	3.63	11-10-2047	340,000	339,122
Goldman Sachs Mortgage Securities Trust Series 2018-GS10 Class AAB ±±	4.11	7-10-2051	180,000	180,364
Goldman Sachs Mortgage Securities Trust Series 2018-GS9 Class A4 ±±	3.99	3-10-2051	140,000	139,418
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C15 Class A4	4.10	11-15-2045	10,673	10,725
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class A4	3.61	5-15-2048	200,000	197,461
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C31 Class A3	3.80	8-15-2048	179,472	176,660
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class AS ±±	4.35	8-15-2046	360,000	350,309
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8 Class A4	3.13	12-15-2048	50,000	49,936
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	58,891
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class ASB	3.04	4-15-2048	509,045	505,019
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class B ±±	3.88	4-15-2048	285,000	275,690
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 Class A4	3.73	5-15-2048	400,000	396,965
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B ±±	3.31	9-15-2049	425,000	399,295
Total Non-agency mortgage-backed securities (Cost $5,768,443)				5,516,410
U.S. Treasury securities: 51.82%
U.S. Treasury Bond	1.13	5-15-2040	840,000	595,645
U.S. Treasury Bond	1.13	8-15-2040	760,000	535,533
U.S. Treasury Bond	1.25	5-15-2050	860,000	555,002
U.S. Treasury Bond	1.38	11-15-2040	1,350,000	992,303
U.S. Treasury Bond	1.38	8-15-2050	2,875,000	1,919,849
U.S. Treasury Bond	1.63	11-15-2050	2,975,000	2,125,149
U.S. Treasury Bond	1.88	2-15-2041	315,000	252,418
U.S. Treasury Bond	1.88	2-15-2051	2,065,000	1,572,304
U.S. Treasury Bond	2.00	2-15-2050	2,515,000	1,977,910
U.S. Treasury Bond	2.25	8-15-2046	390,000	320,105
U.S. Treasury Bond	2.50	2-15-2045	555,000	479,360
U.S. Treasury Bond	2.50	2-15-2046	100,000	86,367
U.S. Treasury Bond	2.50	5-15-2046	200,000	172,617
U.S. Treasury Bond	2.75	8-15-2042	3,085,000	2,821,208
U.S. Treasury Bond	2.75	11-15-2042	340,000	310,277
U.S. Treasury Bond	2.75	8-15-2047	270,000	245,595
U.S. Treasury Bond	2.75	11-15-2047	270,000	245,911
U.S. Treasury Bond	2.88	5-15-2043	605,000	562,815
U.S. Treasury Bond	2.88	8-15-2045	265,000	244,939
U.S. Treasury Bond	2.88	11-15-2046	265,000	245,725
U.S. Treasury Bond	3.00	5-15-2042	145,000	138,469
U.S. Treasury Bond	3.00	11-15-2044	2,180,000	2,057,886
U.S. Treasury Bond	3.00	5-15-2045	105,000	99,168
See accompanying notes to portfolio of investments

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  7

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	3.00%	11-15-2045	$35,000	$ 33,117
U.S. Treasury Bond	3.00	2-15-2047	310,000	294,367
U.S. Treasury Bond	3.00	5-15-2047	5,961,000	5,663,649
U.S. Treasury Bond	3.00	2-15-2048	435,000	416,462
U.S. Treasury Bond	3.00	2-15-2049	320,000	309,738
U.S. Treasury Bond	3.13	11-15-2041	1,090,000	1,065,603
U.S. Treasury Bond	3.13	2-15-2042	2,055,000	2,004,588
U.S. Treasury Bond	3.13	2-15-2043	475,000	460,249
U.S. Treasury Bond	3.13	8-15-2044	110,000	106,141
U.S. Treasury Bond	3.13	5-15-2048	250,000	245,840
U.S. Treasury Bond	3.38	5-15-2044	20,000	20,109
U.S. Treasury Bond	3.63	8-15-2043	110,000	115,066
U.S. Treasury Bond	3.63	2-15-2044	35,000	36,582
U.S. Treasury Bond	3.75	8-15-2041	35,000	37,393
U.S. Treasury Bond	3.75	11-15-2043	350,000	373,092
U.S. Treasury Bond	3.88	8-15-2040	1,040,000	1,137,500
U.S. Treasury Bond	4.25	11-15-2040	480,000	549,356
U.S. Treasury Bond	4.38	5-15-2040	1,720,000	2,009,175
U.S. Treasury Bond	4.38	5-15-2041	1,905,000	2,209,502
U.S. Treasury Bond	4.75	2-15-2041	120,000	146,269
U.S. Treasury Bond	5.38	2-15-2031	1,735,000	2,068,920
U.S. Treasury Bond	5.50	8-15-2028	275,000	315,520
U.S. Treasury Bond	6.13	11-15-2027	245,000	284,803
U.S. Treasury Bond	6.38	8-15-2027	50,000	58,428
U.S. Treasury Bond	6.88	8-15-2025	335,000	377,254
U.S. Treasury Note	0.13	7-15-2023	545,000	532,610
U.S. Treasury Note	0.13	8-15-2023	3,190,000	3,110,873
U.S. Treasury Note	0.13	9-15-2023	2,855,000	2,778,272
U.S. Treasury Note	0.13	10-15-2023	5,540,000	5,378,128
U.S. Treasury Note	0.25	11-15-2023	3,105,000	3,013,548
U.S. Treasury Note	0.25	3-15-2024	2,690,000	2,586,918
U.S. Treasury Note	0.25	5-15-2024	2,275,000	2,177,246
U.S. Treasury Note	0.25	5-31-2025	1,790,000	1,662,393
U.S. Treasury Note	0.25	6-30-2025	1,295,000	1,199,898
U.S. Treasury Note	0.25	7-31-2025	3,000,000	2,772,422
U.S. Treasury Note	0.25	8-31-2025	3,980,000	3,668,907
U.S. Treasury Note	0.25	9-30-2025	1,370,000	1,260,293
U.S. Treasury Note	0.25	10-31-2025	1,905,000	1,748,805
U.S. Treasury Note	0.38	7-15-2024	2,275,000	2,172,803
U.S. Treasury Note	0.38	9-15-2024	2,750,000	2,613,574
U.S. Treasury Note	0.38	12-31-2025	2,315,000	2,124,826
U.S. Treasury Note	0.38	9-30-2027	2,000,000	1,755,703
U.S. Treasury Note	0.50	3-31-2025	1,675,000	1,574,107
U.S. Treasury Note	0.50	2-28-2026	460,000	422,302
U.S. Treasury Note	0.50	4-30-2027	2,415,000	2,157,840
U.S. Treasury Note	0.50	5-31-2027	1,645,000	1,466,042
U.S. Treasury Note	0.50	6-30-2027	2,225,000	1,978,859
U.S. Treasury Note	0.50	8-31-2027	815,000	721,944
U.S. Treasury Note	0.63	7-31-2026	3,145,000	2,873,989
U.S. Treasury Note	0.63	11-30-2027	2,840,000	2,516,506
U.S. Treasury Note	0.63	12-31-2027	2,145,000	1,896,482
U.S. Treasury Note	0.63	5-15-2030	870,000	733,349
U.S. Treasury Note	0.63	8-15-2030	1,150,000	963,439
U.S. Treasury Note	0.75	11-15-2024	3,010,000	2,874,197
U.S. Treasury Note	0.75	3-31-2026	2,535,000	2,346,063
See accompanying notes to portfolio of investments

8  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	0.75%	4-30-2026	$2,060,000	$ 1,903,569
U.S. Treasury Note	0.75	5-31-2026	260,000	239,718
U.S. Treasury Note	0.75	8-31-2026	3,085,000	2,829,523
U.S. Treasury Note	0.75	1-31-2028	1,615,000	1,435,647
U.S. Treasury Note	0.88	6-30-2026	1,925,000	1,781,227
U.S. Treasury Note	0.88	11-15-2030	3,240,000	2,763,745
U.S. Treasury Note	1.00	7-31-2028	2,885,000	2,577,004
U.S. Treasury Note	1.13	2-28-2025	1,855,000	1,778,264
U.S. Treasury Note	1.13	8-31-2028	3,010,000	2,706,531
U.S. Treasury Note	1.13	2-15-2031	2,310,000	2,005,098
U.S. Treasury Note	1.25	7-31-2023	630,000	622,888
U.S. Treasury Note	1.25	8-31-2024	660,000	640,716
U.S. Treasury Note	1.25	3-31-2028	485,000	442,487
U.S. Treasury Note	1.25	8-15-2031	3,115,000	2,711,388
U.S. Treasury Note	1.38	8-31-2023	725,000	717,212
U.S. Treasury Note ##	1.38	9-30-2023	6,135,000	6,062,866
U.S. Treasury Note	1.38	8-31-2026	2,175,000	2,049,938
U.S. Treasury Note	1.38	10-31-2028	1,720,000	1,567,014
U.S. Treasury Note	1.38	11-15-2031	2,455,000	2,153,495
U.S. Treasury Note	1.50	9-30-2024	3,215,000	3,134,123
U.S. Treasury Note	1.50	10-31-2024	225,000	219,015
U.S. Treasury Note	1.50	8-15-2026	545,000	516,175
U.S. Treasury Note	1.50	11-30-2028	1,595,000	1,463,475
U.S. Treasury Note	1.50	2-15-2030	2,090,000	1,897,246
U.S. Treasury Note	1.63	10-31-2023	2,540,000	2,515,691
U.S. Treasury Note	1.63	2-15-2026	2,600,000	2,492,039
U.S. Treasury Note	1.63	5-15-2026	1,255,000	1,199,554
U.S. Treasury Note	1.63	9-30-2026	1,395,000	1,326,994
U.S. Treasury Note	1.63	10-31-2026	915,000	869,250
U.S. Treasury Note	1.63	8-15-2029	1,945,000	1,791,223
U.S. Treasury Note	1.75	6-30-2024	2,190,000	2,154,669
U.S. Treasury Note	1.75	11-15-2029	830,000	770,117
U.S. Treasury Note	1.88	2-15-2032	2,140,000	1,961,444
U.S. Treasury Note	2.00	5-31-2024	2,200,000	2,177,570
U.S. Treasury Note	2.00	6-30-2024	2,180,000	2,155,645
U.S. Treasury Note	2.00	2-15-2025	340,000	333,864
U.S. Treasury Note	2.00	8-15-2025	10,000	9,766
U.S. Treasury Note	2.00	8-15-2051	2,940,000	2,306,866
U.S. Treasury Note	2.13	11-30-2023	750,000	747,686
U.S. Treasury Note	2.13	11-30-2024	995,000	981,902
U.S. Treasury Note	2.13	5-15-2025	880,000	865,184
U.S. Treasury Note	2.25	12-31-2023	15,000	14,971
U.S. Treasury Note	2.25	10-31-2024	2,035,000	2,016,001
U.S. Treasury Note	2.25	11-15-2024	640,000	633,600
U.S. Treasury Note	2.25	12-31-2024	1,485,000	1,469,222
U.S. Treasury Note	2.25	11-15-2025	20,000	19,650
U.S. Treasury Note	2.25	2-15-2027	1,065,000	1,036,919
U.S. Treasury Note	2.25	11-15-2027	20,000	19,377
U.S. Treasury Note	2.25	5-15-2041	300,000	255,223
U.S. Treasury Note	2.38	5-15-2027	2,190,000	2,142,008
U.S. Treasury Note	2.38	5-15-2029	100,000	96,836
U.S. Treasury Note	2.38	5-15-2051	1,920,000	1,648,275
U.S. Treasury Note	2.50	8-15-2023	270,000	270,833
U.S. Treasury Note	2.50	4-30-2024	2,150,000	2,149,328
U.S. Treasury Note	2.50	5-31-2024	2,180,000	2,177,701
See accompanying notes to portfolio of investments

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  9

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	2.50%	1-31-2025	$1,670,000	$ 1,661,259
U.S. Treasury Note	2.50	2-28-2026	800,000	791,781
U.S. Treasury Note	2.63	12-31-2025	95,000	94,488
U.S. Treasury Note	2.63	5-31-2027	2,190,000	2,170,324
U.S. Treasury Note	2.63	2-15-2029	3,060,000	3,010,634
U.S. Treasury Note	2.75	11-15-2023	2,040,000	2,052,272
U.S. Treasury Note	2.75	2-28-2025	90,000	90,102
U.S. Treasury Note	2.75	6-30-2025	1,270,000	1,270,595
U.S. Treasury Note	2.75	2-15-2028	2,685,000	2,667,589
U.S. Treasury Note	2.75	5-31-2029	2,170,000	2,152,708
U.S. Treasury Note	2.88	11-30-2025	1,145,000	1,148,444
U.S. Treasury Note	2.88	5-15-2028	2,295,000	2,293,207
U.S. Treasury Note	2.88	8-15-2028	2,510,000	2,505,784
U.S. Treasury Note	2.88	5-15-2052	1,095,000	1,053,595
U.S. Treasury Note	3.13	11-15-2028	1,910,000	1,934,546
U.S. Treasury Note	6.00	2-15-2026	450,000	500,449
U.S. Treasury Note	6.25	8-15-2023	2,075,000	2,174,211
U.S. Treasury Note	6.50	11-15-2026	745,000	857,914
Total U.S. Treasury securities (Cost $229,341,687)				213,235,290
Yankee corporate bonds and notes: 2.89%
Energy: 0.13%
Oil, gas & consumable fuels: 0.13%
Equinor ASA	1.75	1-22-2026	250,000	236,066
Equinor ASA	3.00	4-6-2027	150,000	146,793
Equinor ASA	3.63	4-6-2040	40,000	36,676
Equinor ASA	4.25	11-23-2041	130,000	127,679
				547,214
Financials: 2.76%
Banks: 2.76%
Asian Development Bank	0.25	7-14-2023	160,000	156,275
Asian Development Bank	0.25	10-6-2023	580,000	563,362
Asian Development Bank	0.38	9-3-2025	200,000	184,612
Asian Development Bank	1.75	9-19-2029	160,000	146,814
Asian Development Bank	1.88	1-24-2030	110,000	101,755
Asian Development Bank	2.00	4-24-2026	60,000	58,086
Asian Development Bank	2.13	3-19-2025	60,000	58,911
Asian Development Bank	2.63	1-12-2027	180,000	177,837
Asian Development Bank	5.82	6-16-2028	10,000	11,517
Asian Development Bank	6.22	8-15-2027	80,000	91,285
Asian Infrastructure Investment Bank	0.50	5-28-2025	350,000	325,428
European Bank for Reconstruction & Development	0.50	5-19-2025	430,000	401,528
European Investment Bank	0.25	9-15-2023	470,000	457,296
European Investment Bank	0.63	7-25-2025	160,000	149,586
European Investment Bank	0.88	5-17-2030	50,000	42,561
European Investment Bank	1.25	2-14-2031	440,000	381,713
European Investment Bank	1.88	2-10-2025	20,000	19,553
European Investment Bank	2.25	6-24-2024	640,000	635,540
European Investment Bank	3.25	1-29-2024	20,000	20,226
Inter-American Development Bank	0.88	4-20-2026	470,000	434,936
Inter-American Development Bank	1.13	7-20-2028	280,000	250,273
See accompanying notes to portfolio of investments

10  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Inter-American Development Bank	2.00%	6-2-2026	$260,000	$ 251,310
Inter-American Development Bank	2.13	1-15-2025	150,000	147,660
Inter-American Development Bank	2.38	7-7-2027	30,000	29,163
Inter-American Development Bank	3.13	9-18-2028	250,000	251,449
Inter-American Development Bank	4.38	1-24-2044	60,000	67,276
Inter-American Development Bank	7.00	6-15-2025	50,000	55,868
International Bank for Reconstruction & Development	0.38	7-28-2025	220,000	203,887
International Bank for Reconstruction & Development	0.50	10-28-2025	410,000	378,953
International Bank for Reconstruction & Development	0.75	8-26-2030	130,000	108,713
International Bank for Reconstruction & Development	1.50	8-28-2024	30,000	29,239
International Bank for Reconstruction & Development	1.63	11-3-2031	190,000	167,260
International Bank for Reconstruction & Development	1.88	6-19-2023	140,000	139,372
International Bank for Reconstruction & Development	2.50	3-19-2024	260,000	259,693
International Bank for Reconstruction & Development	2.50	7-29-2025	350,000	346,606
International Bank for Reconstruction & Development	2.50	11-22-2027	370,000	361,667
International Bank for Reconstruction & Development	2.50	3-29-2032	70,000	66,376
International Finance Corporation	1.38	10-16-2024	100,000	97,062
International Finance Corporation	2.13	4-7-2026	100,000	97,260
KfW ¤	0.00	4-18-2036	80,000	51,436
KfW ¤	0.00	6-29-2037	50,000	30,221
KfW	0.50	9-20-2024	540,000	513,934
KfW	0.63	1-22-2026	640,000	590,994
KfW	0.75	9-30-2030	260,000	217,927
KfW	2.00	5-2-2025	40,000	39,117
KfW	2.88	4-3-2028	410,000	408,261
Korea Development Bank	3.38	9-16-2025	410,000	412,347
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	9,541
Landwirtschaftliche Rentenbank	2.00	1-13-2025	30,000	29,413
Landwirtschaftliche Rentenbank	3.13	11-14-2023	350,000	353,176
Nordic Investment Bank	2.25	5-21-2024	340,000	337,952
OeKB Oest. Kontrollbank	1.50	2-12-2025	210,000	202,966
Swedish Export Credit ¤	0.00	5-11-2037	65,000	36,093
Swedish Export Credit	0.25	9-29-2023	220,000	213,655
Swedish Export Credit	0.50	8-26-2025	200,000	185,142
				11,360,083
Total Yankee corporate bonds and notes (Cost $12,662,246)				11,907,297
Yankee government bonds: 2.00%
Canada Government	1.63	1-22-2025	235,000	228,249
Export Development Canada	2.63	2-21-2024	200,000	200,174
Export-Import Bank of Korea	2.88	1-21-2025	400,000	397,295
Japan Bank for International Cooperation	0.38	9-15-2023	360,000	350,248
Japan Bank for International Cooperation	2.38	4-20-2026	320,000	311,472
Japan Bank for International Cooperation	2.75	11-16-2027	360,000	352,463
Oriental Republic of Uruguay	4.38	1-23-2031	75,000	78,196
Oriental Republic of Uruguay	4.50	8-14-2024	15,000	15,272
Oriental Republic of Uruguay	4.98	4-20-2055	155,000	162,198
Oriental Republic of Uruguay	5.10	6-18-2050	35,000	37,162
Province of Alberta	1.30	7-22-2030	60,000	51,430
Province of Alberta	1.88	11-13-2024	210,000	205,311
Province of British Columbia	7.25	9-1-2036	100,000	136,732
Province of Manitoba	3.05	5-14-2024	150,000	150,846
Province of Ontario	1.05	5-21-2027	150,000	135,644
Province of Ontario	2.00	10-2-2029	90,000	82,627
See accompanying notes to portfolio of investments

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  11

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds (continued)
Province of Ontario	2.30%	6-15-2026	$70,000	$ 68,002
Province of Ontario	2.50	4-27-2026	70,000	68,610
Province of Ontario	3.20	5-16-2024	5,000	5,043
Province of Ontario	3.40	10-17-2023	110,000	111,267
Province of Quebec	1.35	5-28-2030	100,000	86,716
Province of Quebec	2.50	4-9-2024	70,000	69,821
Province of Quebec	2.50	4-20-2026	75,000	73,652
Province of Quebec	7.50	7-15-2023	80,000	84,244
Republic of Chile	3.24	2-6-2028	210,000	203,605
Republic of Chile	3.63	10-30-2042	365,000	307,666
Republic of Hungary	5.38	3-25-2024	19,000	19,504
Republic of Hungary	7.63	3-29-2041	50,000	61,665
Republic of Indonesia	4.10	4-24-2028	225,000	226,737
Republic of Indonesia	4.35	1-11-2048	205,000	190,878
Republic of Italy	2.88	10-17-2029	415,000	373,668
Republic of Italy	5.38	6-15-2033	60,000	63,993
Republic of Korea	3.88	9-11-2023	210,000	213,035
Republic of Panama	2.25	9-29-2032	200,000	163,748
Republic of Panama	3.87	7-23-2060	200,000	153,003
Republic of Panama	9.38	4-1-2029	185,000	233,826
Republic of Peru	2.84	6-20-2030	180,000	162,046
Republic of Peru	3.23	7-28-2121	75,000	50,687
Republic of Peru	5.63	11-18-2050	200,000	221,761
Republic of Philippines	1.65	6-10-2031	200,000	166,672
Republic of Philippines	3.70	2-2-2042	215,000	191,931
Republic of Philippines	5.50	3-30-2026	210,000	223,539
Republic of Philippines	9.50	2-2-2030	55,000	73,270
Republic of Poland	3.25	4-6-2026	10,000	9,843
State of Israel	3.38	1-15-2050	200,000	171,720
State of Israel	5.50	12-4-2023	120,000	125,159
State of Israel	5.50	9-18-2033	6,000	7,240
United Mexican States	3.60	1-30-2025	200,000	201,534
United Mexican States	4.15	3-28-2027	205,000	207,196
United Mexican States	4.35	1-15-2047	225,000	187,143
United Mexican States	4.50	1-31-2050	260,000	221,008
United Mexican States	4.75	3-8-2044	54,000	48,431
United Mexican States	5.55	1-21-2045	80,000	78,805
United Mexican States	5.75	10-12-2110	163,000	149,207
United Mexican States	6.05	1-11-2040	40,000	41,825
Total Yankee government bonds (Cost $9,114,106)				8,213,019

		Yield	Shares
Short-term investments: 10.31%
Investment companies: 10.31%
Allspring Government Money Market Fund Select Class ♠∞##		0.65	42,427,535	42,427,535
Total Short-term investments (Cost $42,427,535)				42,427,535
Total investments in securities (Cost $474,933,645)	109.95%			452,452,772
Other assets and liabilities, net	(9.95)			(40,959,434)
Total net assets	100.00%			$411,493,338

See accompanying notes to portfolio of investments

12  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
EDA	Economic Development Authority
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
NPFGC	National Public Finance Guarantee Corporation
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$100,859,173	$37,839,600	$(96,271,238)	$0	$0	$42,427,535	42,427,535	$48,609
See accompanying notes to portfolio of investments

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  13

Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

14  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Notes to portfolio of investments—May 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$166,426,493	$0	$166,426,493
Asset-backed securities	0	1,236,092	0	1,236,092
Municipal obligations	0	3,490,636	0	3,490,636
Non-agency mortgage-backed securities	0	5,516,410	0	5,516,410
U.S. Treasury securities	213,235,290	0	0	213,235,290
Yankee corporate bonds and notes	0	11,907,297	0	11,907,297
Yankee government bonds	0	8,213,019	0	8,213,019
Short-term investments
Investment companies	42,427,535	0	0	42,427,535
Total assets	$255,662,825	$196,789,947	$0	$452,452,772
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended May 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

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